Statements of comprehensive income (loss) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income
Net realized losses on redemptions and sales of gold and silver bullion	$ (16,397,754)	$ (39,637,898)
Other capital gains realized		151,166
Change in unrealized gains (losses) on bullion	455,535,945	(195,868,677)
Other income		10,510
Total income	439,138,191	(235,344,899)
Expenses
Management fees (note 8)	11,015,243	11,608,891
Bullion storage fees	7,284,987	6,356,297
Sales tax	369,712	2,478,354
Legal fees	96,353	388,867
Unitholder reporting costs	217,629	203,452
Listing and regulatory filing fees	339,836	204,868
Administrative fees	186,891	159,369
Audit fees	134,288	123,959
Independent Review Committee fees	11,045	30,528
Custodial fees	11,444	22,179
Trustee fees	3,770	3,822
Income tax		16,842
Net foreign exchange (gains) losses	(767)	57,277
Total expenses	19,670,431	21,654,705
Net income (loss) and comprehensive income (loss)	$ 419,467,760	$ (256,999,604)
Weighted average number of Units	196,664,619	231,835,309
Increase (decrease) in total equity from operations per Unit	$ 2.13	$ (1.11)